UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          January 17,
2008
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total:      $257,679 (X1000)


List of Other Included Managers:

NONE

NAME OF ISSUER            TIT  CUSIP       VALUE X1000      SHARES              INV.   OTHE  VOTING AUTH
                          LE                                                    DISC.  R
                          OF                                                           MGR
                          CLA
                          SS
                                                                                                SOLE
AETNA INC COM             COM  00817Y108   25338          438905.11   SH        Sole         438905.11
BERKSHIRE HATHAWAY INC    COM  084670207   303            64          SH        Sole         64
CL B
CHEVRON CORPORATION       COM  166764100   359            3851.38     SH        Sole         3851.38
DIAMONDS TRUST-UNIT       COM  252787106   26829          202407.14   SH        Sole         202407.14
SERIES 1
DOMINION BRDG CORP COM    COM  257192104   0              15200       SH        Sole         15200
EDISON INTERNATIONAL      COM  281020107   201            3772        SH        Sole         3772
EPROMO COM RESTRICTED     COM  294358205   0              10000       SH        Sole         10000
EXXON MOBIL CORP          COM  30231G102   211            2254.8      SH        Sole         2254.8
GREAT NORTHN OILSANDS     COM  391022209   0              77000       SH        Sole         77000
COM NEW
HEALTH CARE SELECT SECT   COM  81369Y209   29854          845485      SH        Sole         845485
SPDR
INTERACTIVE DATA CORP     COM  45840j107   429            13000       SH        Sole         13000
INTRAOP MED CORP COM      COM  46118N101   7              71428       SH        Sole         71428
ISHARES TR                COM  464287614   30649          504257      SH        Sole         504257
RUSSELL1000GRW
ISHARES TR S&P500/BAR     COM  464287309   62670          897470      SH        Sole         897470
GRW
MALAGA FINL CORP COM      COM  561046103   312            32535       SH        Sole         32535
MICROSOFT CORP            COM  594918104   378            10632       SH        Sole         10632
POWERSHARES ETF TRUST     COM  73935x690   31222          1378435     SH        Sole         1378435
AERSPC D
POWERSHARES QQQ TRUST     COM  73935a104   361            7050.06     SH        Sole         7050.06
SECTOR SPDR TR SBI INT-   COM  81369Y506   9817           123716      SH        Sole         123716
ENERGY
SECTOR SPDR TR SBI INT-   COM  81369Y803   1203           45131.76    SH        Sole         45131.76
TECH
SELECT SECTOR SPDR FUND   COM  81369Y100   1209           29001       SH        Sole         29001
SHS BE
SELECT SECTOR SPDR TR     COM  81369Y308   31693          1100438     SH        Sole         1100438
SBI CONS
SELECT SECTOR SPDR TR     COM  81369Y704   1193           30462       SH        Sole         30462
SBI INT-
SELECT SECTOR SPDR TR     COM  81369Y886   1218           28778       SH        Sole         28778
SBI INT-
SILVER STAR ENERGY INC    COM  828234203   0              18905       SH        Sole         18905
COM NEW
STANDARD & POORS          COM  78462f103   1151           7871        SH        Sole         7871
DEPOSITARY RE
STREETTRACKS GOLD TR      COM  863307104   309            3750        SH        Sole         3750
GOLD SHS
WASHINGTON FEDERAL INC    COM  938824109   760            36007       SH        Sole         36007
XCELPLUS INTL INC COM     COM  98389V106   0              80000       SH        Sole         80000



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